EQUIPMENT (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Apr. 02, 2017	Mar. 31, 2017
Equipment [Line Items]
Equipment, Cost	$ 624,513	$ 616,669		$ 595,102
Accumulated Depreciation	474,303	456,708		367,681
Equipment, Net	150,210	159,961	$ 227,421	227,421
Computers and electronics [Member]
Equipment [Line Items]
Equipment, Cost	264,349	256,505		250,538
Accumulated Depreciation	227,977	223,750		204,258
Equipment, Net	36,372	32,755		46,280
Furniture and fixtures [Member]
Equipment [Line Items]
Equipment, Cost	36,795	36,795		36,795
Accumulated Depreciation	28,481	28,051		26,096
Equipment, Net	8,314	8,744		10,699
Demonstration equipment [Member]
Equipment [Line Items]
Equipment, Cost	200,186	200,186		184,586
Accumulated Depreciation	116,798	105,441		44,420
Equipment, Net	83,388	94,745		140,166
Manufacturing equipment [Member]
Equipment [Line Items]
Equipment, Cost	88,742	88,742		88,742
Accumulated Depreciation	85,819	85,668		84,982
Equipment, Net	2,923	3,074		3,760
Tools and parts [Member]
Equipment [Line Items]
Equipment, Cost	11,422	11,422		11,422
Accumulated Depreciation	6,020	5,741		4,472
Equipment, Net	5,402	5,681		6,950
Assets under capital lease [Member]
Equipment [Line Items]
Equipment, Cost	23,019	23,019		23,019
Accumulated Depreciation	9,208	8,057		3,453
Equipment, Net	$ 13,811	$ 14,962		$ 19,566